DEPOSITS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Interest-bearing transaction accounts	$ 651,465	$ 738,536
Savings	50,662	50,422
Time	1,459,810	1,385,108
Interest expense on deposits	$ 2,161,937	$ 2,174,066